GOODWILL AND INTANGIBLE ASSETS (Schedule of Significant Goodwill and Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount of goodwill	$ 12,591
Discount rate applied (real pre-tax)	15.77%
Excess value-in-use over carrying amount	$ 7,432
EBITDA would need to decrease for an impairment to arise	31.28%
Long-term growth rate	2.00%	2.00%